New standards	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [abstract]
New standards [Text Block]

4. New standards

New standards issued but not yet effective

(a) IFRS 18 - Presentation and Disclosure in Financial Statements

In April 2024, the IASB released IFRS 18 Presentation and Disclosure in Financial Statements. IFRS 18 will replace IAS 1 Presentation of Financial Statements. The standard amends the presentation of the statement of income by introducing a newly defined 'operating profit' subtotal and a requirement for income and expenses to be allocated between three new distinct categories based on a company's main business activities, which are Operating, Financing and Investing. In addition, organizations will need to disclose certain 'non-GAAP' measures known as management-defined performance measures. The standard will be effective from January 1, 2027 with early adoption permitted and requires retrospective application. The Company is assessing the impact of adoption of this amendment on its consolidated financial statements.

(b) Amendments to IFRS 9 - Financial Instruments and IFRS 7 - Financial Instruments: Disclosures

In May 2024, the IASB issued amendments to IFRS 9 and 7 to clarify the recognition or derecognition of a financial asset or liability, with a new exception for some financial liabilities settled through an electronic cash transfer system. The amendments also add guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion, by introducing an additional SPPI test for financial assets with contingent features that are not related directly to a change in basic lending risks or costs. In addition, the amendments will add new disclosures for certain instruments with contractual terms that can change cash flows. Lastly, the amendments will require additional disclosures for equity instruments designated at fair value through other comprehensive income. The amendments will apply for reporting periods beginning on or after January 1, 2026, with early application permitted. The Company has assessed the impact of these amendments to be immaterial to the consolidated financial statements.

In December 2024, the IASB issued amendments to IFRS 9 and 7 to clarify the application of the 'own-use' exemption and provide guidance on hedge accounting for companies that hedge their purchase or sales of electricity using renewable power purchase agreements. The amendments also introduce new disclosure requirements. The amendments will apply for reporting periods beginning on or after January 1, 2026, with early application permitted. Hudbay has concluded that the impact of these amendments will not result in material changes to the consolidated financial statements.